Note 11 - Inventories	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
11.
Inventories

Effective
December
30,
2007
(beginning of
4th
quarter of Fiscal Year
2008
), the Company changed its inventory valuation method from the lower of cost, determined under the FIFO method, or market to the lower of cost, determined under the LIFO method, or market. In the high inflation environment that the Company was experiencing, the Company believed that the LIFO inventory method was preferable over the FIFO method because it better compares the cost of current production to current revenue. The effect of LIFO was to reduce net earnings by
$11.2
million in
2018;
to increase net earnings by
$6.6
million in
2017,
and increase net earnings by
$18.0
million in
2016,
compared to what would have been reported using the FIFO inventory method. The reduction in earnings per share was
$1.15
(
$1.15
diluted) in
2018;
increase earnings per share
$0.67
(
$0.67
diluted) in
2017,
and increase earnings per share was
$1.81
(
$1.79
diluted) in
2016.
There was
no
LIFO liquidations during the
three
-year period ended
March 31, 2018.
The inventories by category and the impact of using the LIFO method are shown in the following table:

	2018	2017
		(Restated)
	(In thousands)

Finished products	$636,195	$576,459
In process	47,972	35,982
Raw materials and supplies	155,468	160,333
	839,635	772,774
Less excess of FIFO cost over LIFO cost	158,807	143,839
Total inventories	$680,828	$628,935